Note 1. Background Information	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]
Note 1. Background Information

Green Technology Solutions, Inc. (“GTSO”, “we”, “us”, “our” or the “Company”) was incorporated as XCL Sunrise, Inc. in the State of Delaware on April 1, 1991. We changed our name to Sunrise Energy Resources, Inc. on November 1, 2004. On October 26, 2010, we changed our name to Green Technology Solutions, Inc.

On July 28, 2014, the Company reincorporated from Delaware to Nevada. Our board of directors and the owners of a majority of our outstanding voting stock approved the reincorporation. Each of our shareholders as of the record date received one share of the Nevada company’s common stock for each 300 shares of our common stock they owned in the Delaware company, with fractional shares to be rounded up to the next whole share, and number of additional whole shares such that each shareholder will own at least five shares. The board of directors and officers of the Nevada company consists of the same persons who are directors and officers prior to the reincorporation. Our daily business operations will continue at the principal executive offices at 2880 Zanker Road, Suite 203, San Jose, California.

GTSO is in the business of trying to keep the world a greener place to live.  Having a greener environment is what we strive to provide so that we may live healthier lives.  The corporate mission is to support the health and wellness sub-market of medical cannabis.